[logo] PIONEER Investments(R)



March 5, 2015


VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:     Pioneer Equity Income Fund (the "Fund")
        File Nos. 333-46453 and 811-08657
        CIK No. 0000869356

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information for the Fund, which would have been filed under paragraph (c) of Rule 497 do not differ from that contained in Post-Effective Amendment No. 31 to the Fund's registration statement on Form N-1A filed electronically
(Accession No. 0000869356-15-000004) on February 27, 2015.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4695.

                                                 Very truly yours,


                                              /s/ Thomas Reyes
                                                  Thomas Reyes
                                                  Assistant Secretary



cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.





Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit Banking Group, Register of Banking Groups."